Segmental Information (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Operating Segments [Abstract]
Summary of Segmental Net Earnings

Segmental net earnings for the year ended December 31, 2017:

	Year Ended December 31, 2017
	Poker	Casino & Sportsbook	Other Gaming	Total Gaming	Corporate	Total
	$000’s	$000’s	$000’s	$000’s	$000’s	$000’s
Revenue	877,296	384,012	50,322	1,311,630	685	1,312,315
Selling				(192,271)	(438)	(192,709)
General and administrative				(523,011)	(48,247)	(571,258)
Financial				(161,790)	(1,249)	(163,039)
Gaming duty				(130,771)	—	(130,771)
Gain from investments				29,919	4,605	34,524
Net loss from associates				(2,569)	—	(2,569)
Net earnings (loss) before income taxes				331,137	(44,644)	286,493
Income taxes				26,281	927	27,208
Net earnings (loss)				304,856	(45,571)	259,285

Other segmental information
Depreciation & amortization				147,027	159	147,186
Bad debt				7,171	—	7,171
Total Assets				5,398,310	16,816	5,415,126
Total Liabilities				3,089,732	21,963	3,111,695

Segmental net earnings for the year ended December 31, 2016:

	Year ended December 31, 2016 (As reclassified * )
	Poker	Casino & Sportsbook	Other Gaming	Total Gaming	Corporate	Total
	$000’s	$000’s	$000’s	$000’s	$000’s	$000’s
Revenue	846,059	264,114	44,966	1,155,139	108	1,155,247
Selling				(162,642)	(143)	(162,785)
General and administrative				(514,105)	(71,018)	(585,123)
Financial				(142,563)	4,264	(138,299)
Gaming duty				(113,102)	—	(113,102)
Acquisition-related costs				(199)	—	(199)
Gain (loss) from investments				879	(20,157)	(19,278)
Net earnings from associates				—	623	623
Gain on settlement of deferred consideration				2,466	—	2,466
Net earnings (loss) before income taxes				225,873	(86,323)	139,550
Income taxes				4,027	(27)	4,000
Net earnings (loss)				221,846	(86,296)	135,550

Other segmental information
Depreciation & amortization				139,301	582	139,883
Bad debt				4,142	1,938	6,080
Total Assets				5,412,449	50,026	5,462,475
Total Liabilities				3,230,806	29,941	3,260,747

Summary of Segment by Customer Location

The following tables set out the proportion of revenue attributable to each gaming license or approval (as opposed to the jurisdiction where the customer was located) that either generated a minimum of 5% of total consolidated revenue for the year ended December 31, 2017 or 2016, or that the Corporation otherwise deems relevant based on its historical reporting of the same or otherwise:

	Year Ended December 31, 2017
	Poker	Casino & Sportsbook	Other Gaming	Total Gaming	Corporate	Total
	$000’s	$000’s	$000’s	$000’s	$000’s	$000’s
Geographic Area
Isle of Man	349,375	29,338	1	378,714	—	378,714
Malta	210,742	224,101	2	434,845	—	434,845
Italy	82,106	52,284	575	134,965	—	134,965
United Kingdom	56,155	15,140	258	71,553	—	71,553
Spain	47,912	34,842	669	83,423	—	83,423
France	50,214	10,410	508	61,132	—	61,132
Other licensed or approved jurisdictions	80,792	17,897	48,309	146,998	685	147,683
	877,296	384,012	50,322	1,311,630	685	1,312,315

	Year ended December 31, 2016 (As reclassified)
	Poker	Casino & Sportsbook	Other Gaming	Total Gaming	Corporate	Total
	$000’s	$000’s	$000’s	$000’s	$000’s	$000’s
Geographic Area
Isle of Man	339,513	19,187	3	358,703	—	358,703
Malta	225,974	166,198	4	392,176	—	392,176
Italy	77,646	31,693	624	109,963	—	109,963
United Kingdom	56,837	13,439	387	70,663	—	70,663
Spain	42,326	24,370	653	67,349	—	67,349
France	51,989	2,356	573	54,918	—	54,918
Other licensed or approved jurisdictions	51,774	6,871	42,722	101,367	108	101,475
	846,059	264,114	44,966	1,155,139	108	1,155,247

Summary of Segment by Geographic Region

The distribution of some of the Corporation’s non-current assets (goodwill, intangible assets and property and equipment) by geographic region is as follows:

	As at December 31,
	2017	2016
	$000’s	$000’s
Geographic Area
Canada	53,394	39,993
Isle of Man	4,446,503	4,567,314
Malta	—	—
Italy	35	47
United Kingdom	6,511	6,380
France	—	—
Other licensed or approved jurisdictions	15,744	15,638
	4,522,187	4,629,372